Shareholder Fees - John Hancock Strategic Income Opportunities Fund - Classes A, C, I, R2 and R6 - John Hancock Strategic Income Opportunities	Jul. 01, 2021 USD ($)
Class A
Document Information [Line Items]
Maximum front-end sales charge (load) on purchases, as a % of purchase price	4.00%
Maximum deferred sales charge (load) as a % of purchase or sale price, whichever is less	1.00%
Small account fee (for fund account balances under $1,000) ($)	$ 20
Class C
Document Information [Line Items]
Maximum front-end sales charge (load) on purchases, as a % of purchase price	none
Maximum deferred sales charge (load) as a % of purchase or sale price, whichever is less	1.00%
Small account fee (for fund account balances under $1,000) ($)	$ 20
Class I
Document Information [Line Items]
Maximum front-end sales charge (load) on purchases, as a % of purchase price	none
Maximum deferred sales charge (load) as a % of purchase or sale price, whichever is less	none
Small account fee (for fund account balances under $1,000) ($)	none
Class R2
Document Information [Line Items]
Maximum front-end sales charge (load) on purchases, as a % of purchase price	none
Maximum deferred sales charge (load) as a % of purchase or sale price, whichever is less	none
Small account fee (for fund account balances under $1,000) ($)	none
Class R6
Document Information [Line Items]
Maximum front-end sales charge (load) on purchases, as a % of purchase price	none
Maximum deferred sales charge (load) as a % of purchase or sale price, whichever is less	none
Small account fee (for fund account balances under $1,000) ($)	none